Revenue from Contract with Customers - Revenue by Business Line (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 10,074	$ 6,012	$ 4,247
Asset Monitoring
Disaggregation of Revenue [Line Items]
Total revenue	4,505	4,390	389
Constellation as a Service ("CaaS")
Disaggregation of Revenue [Line Items]
Total revenue	1,648	1,622	3,858
Space Systems
Disaggregation of Revenue [Line Items]
Total revenue	$ 3,921	$ 0	$ 0